INCOME TAX STATUS	12 Months Ended
Mar. 31, 2025
EBP 016
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS

    The Internal Revenue Service has determined and informed the Company by a letter dated July 21, 2016, that the Plan is designed in accordance with applicable sections of the Internal Revenue Code (IRC).